Inventories (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Inventories recognized as an expense	$ 82.7	$ 80.7
Ore on leach pads and ore stockpiles write-down to net realizable value	$ 1.3	$ 1.7